Financial Instruments - Cumulative Basis Adjustments for Fair Value Hedges (Details) $ in Millions	Dec. 31, 2018 USD ($)
Long-term investments [Member]
Derivative [Line Items]
Carrying Amount of Hedged Assets	$ 45
Cumulative Amount of Fair Value Hedging Adjustment Gains/(Losses) Included in the Carrying Amount of the Hedged Assets	(1)
Short-term borrowings, including current portion of long-term debt [Member]
Derivative [Line Items]
Carrying Amount of Hedged Liabilities	1,499
Cumulative Amount of Fair Value Hedging Adjustment Gains/(Losses) Included in the Carrying Amount of the Hedged Liabilities	5
Long-term debt [Member]
Derivative [Line Items]
Carrying Amount of Hedged Liabilities	9,952
Cumulative Amount of Fair Value Hedging Adjustment Gains/(Losses) Included in the Carrying Amount of the Hedged Liabilities	$ 45